Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 8,243	$ 5,715	$ 2,819
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation	379	416	437
Write-down of obsolete inventory	768	780	860
Liability for employees' severance benefits, net	(42)	58	23
Expense from marketable securities	462	467	169
Share-based compensation expense	437	231	439
Deferred taxes	86	156	19
Capital (gain) loss	(6)	2	14
Changes in assets and liabilities:
Accounts receivable - trade	(1,851)	(1,590)	(323)
Accounts receivable - other	(717)	(184)	(18)
Inventories	(3,801)	(4,243)	(268)
Trade accounts payable	225	1,492	(420)
Other accounts payable and accrued expenses	508	51	53
Net cash provided by operating activities	4,691	3,351	3,804
Cash flows from investing activities
Proceeds from (investments in) short term bank deposits, net	4,199	(1,956)	(7,253)
Purchases of property, plant and equipment	(486)	(466)	(258)
Proceeds from maturity of marketable securities	9,531	11,303	10,300
Purchases of marketable securities	(13,071)	(12,972)	(14,572)
Net cash provided by (used in) investing activities	173	(4,091)	(11,783)
Cash flows from financing activities
Exercise of options	164	259	633
Net cash provided by financing activities	164	259	633
Effect of exchange rate changes on cash balances held	(202)	(115)	31
Increase (decrease) in cash and cash equivalents	4,826	(596)	(7,315)
Cash and cash equivalents at beginning of year	6,657	7,253	14,568
Cash and cash equivalents at end of year	11,483	6,657	7,253
Supplementary cash flow information Non-cash transactions:
Investments in fixed assets	80
Supplementary cash flow information Cash paid during the year for:
Income taxes	$ 623	$ 1,148	$ 606